Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2015
Securitizations and Variable Interest Entities
Fair value of retained interests

	Billions of yen
	March 31, 2014
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥195	¥—	¥195	¥195	¥—
Bank and corporate debt securities	—	—	0	0	—	0
CMBS and RMBS	—	19	1	20	1	19

Total	¥—	¥214	¥1	¥215	¥196	¥19

	Billions of yen
	March 31, 2015
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥231	¥—	¥231	¥231	¥—
Bank and corporate debt securities	—	—	0	0	—	0
CMBS and RMBS	—	2	0	2	0	2

Total	¥—	¥233	¥0	¥233	¥231	¥2

Fair value of firm's retained interests and sensitivity of this fair value

	Billions of yen, except percentages
	Material retained interests held(1) as of March 31
	2014	2015
Fair value of retained interests(1)	¥201	¥208
Weighted-average life (Years)	7.5	5.4
Constant prepayment rate	6.2%	6.1%
Impact of 10% adverse change	(2.3)	(2.3)
Impact of 20% adverse change	(4.0)	(4.3)
Discount rate	5.3%	2.4%
Impact of 10% adverse change	(1.5)	(0.9)
Impact of 20% adverse change	(2.6)	(1.8)

(1)	The sensitivity analysis covers the material retained interests held of ¥201 billion out of ¥215 billion as of March 31, 2014 and ¥208 billion out of ¥233 billion as of March 31, 2015. Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Type and carrying value of financial assets

	Billions of yen
	March 31
	2014	2015
Assets
Trading assets
Equities	¥99	¥83
Debt securities	64	26
CMBS and RMBS	23	22
Long-term loans receivable	7	—

Total	¥193	¥131

Liabilities
Long-term borrowings	¥182	¥129

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31
	2014	2015
Consolidated VIE assets
Cash and cash equivalents	¥18	¥9
Trading assets
Equities	289	461
Debt securities	393	473
CMBS and RMBS	66	71
Derivatives	2	2
Private equity investments	1	1
Securities purchased under agreements to resell	32	1
Office buildings, land, equipment and facilities	12	15
Other(1)	70	24

Total	¥883	¥1,057

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥33	¥1
Derivatives	9	11
Securities sold under agreements to repurchase	23	1
Borrowings
Long-term borrowings	424	750
Other	4	2

Total	¥493	¥765

(1)	Includes aircraft purchase deposits of ¥5 billion as of March 31, 2014. There were no aircraft purchase deposits as of March 31, 2015. In connection with these aircraft purchase deposits, certain of these VIEs had commitments to purchase aircraft as of March 31, 2014. No such commitments existed as of March 31, 2015. See Note 20 “Commitments, contingencies and guarantees” for further information.

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2014
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥67	¥—	¥67
Debt securities	211	—	211
CMBS and RMBS	2,308	—	2,308
Investment trust funds and other	185	—	185
Derivatives	0	—	4
Private equity investments	25	—	25
Loans	175	—	175
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	49

Total	¥2,975	¥—	¥3,028

	Billions of yen
	March 31, 2015
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥123	¥—	¥123
Debt securities	237	—	237
CMBS and RMBS	2,521	—	2,521
Investment trust funds and other	387	—	387
Derivatives	0	—	2
Private equity investments	24	—	24
Loans	314	—	314
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	40

Total	¥3,610	¥—	¥3,652